Shareholders' Equity - Summary of Remeasurement of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revaluation reserve [Line Items]
Disposal of a business	€ 45	€ (135)
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of revaluation reserve [Line Items]
At January 1	(1,565)	(2,199)
Remeasurements of defined benefit plans	(110)	904
Tax effect	17	(250)
Net exchange differences	14	(20)
Disposal of a business	638
Total remeasurement of defined benefit plans	€ (1,006)	€ (1,565)